Earnings Per Share (Detail) - The computation for basic and diluted EPS was as follows (in thousands): (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (Numerator):
Net income for basic and diluted EPS (in Euro)	€ 24,601	€ 774	€ 2,710
Shares (Denominator):
Weighted-average shares for basic EPS (in shares)	15,261,799	15,014,411	14,964,021
Effect of dilutive securities (in shares)	1,340,944	625,479	376,838
Weighted-average shares for diluted EPS (in shares)	16,602,743	15,639,890	15,340,859
Basic EPS (in Euro per share)	€ 1.61	€ 0.05	€ 0.18
Diluted EPS (in Euro per share)	€ 1.48	€ 0.05	€ 0.18